SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial instruments remeasured at fair value on recurring basis
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Marketable securities – trading securities
Commercial paper	$-	$4,654	$-	$4,654
Asset-backed securities	-	974	-	974
Corporate debt	-	1,482	-	1,482
US Government	-	501	-	501
	-	7,611	-	7,611

Available-for-sale securities	-	-	-	-

	$-	$7,611	$-	$7,611
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Marketable securities – trading securities
Commercial paper	$-	$9,150	$-	$9,150
	-	9,150	-	9,150

Available-for sale securities
US Treasury	-	1,495	-	1,495
	-	1,495	-	1,495

	$-	$10,645	$-	$10,645

Schedule of anti-dilutive securities excluded from the compuutation of EPS
	December 31,	December 31,
	2023	2022
Stock options	519,105	313,109
Warrants	242,633	270,053
	761,738	583,162